PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment is as follows:

	December 31,
	2024	2023
Office, equipment and facilities	$6,440	$6,332
Internal use software	3,396	3,345
Vehicles	2,127	2,192
Leasehold improvements	2,596	2,606
Total cost of property and equipment	14,559	14,475
Less: accumulated depreciation and amortization	9,893	9,281
Total property and equipment, net	$4,666	$5,194

Depreciation and amortization expenses are $2,371, $2,679 and $2,454 for the years ended December 31, 2024, 2023 and 2022 respectively.